Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Current Fiscal Year End Date	--04-30
Entity File Number	000-54524
Entity Registrant Name	VERDE BIO HOLDINGS, INC.
Entity Central Index Key	0001490054
Entity Tax Identification Number	30-0678378
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4730 S. Fort Apache Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89147
City Area Code	347
Local Phone Number	325-4677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	VERDE BIO HOLDINGS, INC.